Basis of Accounting	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Basis of Accounting	Basis of AccountingBasis of Preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”). These consolidated financial statements were authorized for issuance by the board of directors on April 25, 2025.

Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis, except for the following material item in the consolidated statement of financial position:

•Financial instruments measured at fair value through profit or loss (“FVTPL”)

Use of Judgements and Estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Critical Accounting Estimate

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes.
i)Deferred Revenue
The Group sells virtual currency and items that can be used in mobile games to game users. For each game in each country, the Group estimates and applies the game user's life cycle in order to recognize revenue generated by micro-transactions. Determining the estimated user life cycle is inherently subjective because it is not an explicitly defined period. The game user's life cycle is estimated based on the average period from the game user's first payment date to the last access date for active paying game users. The Group considers a game user as an active user if the period between the time of the user’s most recent access of the game and the end of reporting period equals or is shorter than the estimated game users’ life cycle. For remaining virtual currency and items that active users own at period-end, the related revenue is deferred considering the items’ attributes. The group estimates the user’s life cycle by analyzing game users’ activity patterns such as payment and access and it periodically reviews if there is any change of these estimates.